TERM DEBT - RBC Term Loan (Detail Textuals)	6 Months Ended		12 Months Ended				0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 04, 2012 Apex RBC term loan Line of credit USD ($)	Jun. 04, 2012 Apex RBC term loan Line of credit CAD	Dec. 31, 2012 Apex RBC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex RBC term loan Term credit facility USD ($)	Jun. 04, 2012 Apex RBC term loan Term credit facility CAD	Jul. 31, 2012 Apex RBC term loan Term credit facility CAD	Jun. 30, 2013 Apex RBC term loan Term credit facility USD ($)	Dec. 31, 2012 Apex RBC term loan Term credit facility USD ($)	Dec. 31, 2012 Other assets USD ($)	Dec. 31, 2011 Other assets USD ($)
Debt Instrument [Line Items]
Unamortized deferred financing costs													$ 107,000	$ 90,000
Aggregate amount of credit facility					2,641,000	2,750,000		2,401,000	2,500,000
Term Loan, Interest percentage							7.00%	4.00%	4.00%
Interest Rate Basis								Royal Bank Prime ("RBP")	Royal Bank Prime ("RBP")
Debt Instrument, Interest rate at period end							7.00%					7.00%
Principal and interest payable period											3 years	3 years
Fixed principal amount										70,000
Frequency of repayment											Monthly	Monthly
Financing costs paid	119,000	289,000	270,000	109,000							120,000	120,000
Percentage of Apex's free cash flow for mandatory repayments of term loan											20.00%	20.00%
Period of payment for mandatory repayments											30 days	30 days
Estimated amount of term loan included in current portion of debt	$ (1,591,000)		$ (1,800,000)	$ (1,000,000)			$ 0				$ 0	$ 0